Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	2021 Audit Share capital	2021 Audit	Share capital Restricted stock units at 0.97 per share	Share capital Restricted stock units at 0.83 per share	Share capital Restricted stock units at 0.71 per share	Share capital Restricted stock units at 0.26 per share	Share capital Restricted stock units at 0.23 per share	Share capital Private placement	Share capital IPO	Share capital	Other reserves	Accumulated deficit	Accumulated Other comprehensive loss	Restricted stock units at 0.97 per share	Restricted stock units at 0.83 per share	Restricted stock units at 0.71 per share	Restricted stock units at 0.26 per share	Restricted stock units at 0.23 per share	Private placement	IPO	Total
Balance at beginning of period at Dec. 31, 2018										$ 10		$ (1,467,480)									$ (1,467,470)
Issuance of shares										156											156
Net loss												(1,394,641)									(1,394,641)
Translation adjustment													$ (42,566)								(42,566)
Balance at end of period at Dec. 31, 2019										159	$ 7	(2,862,121)	(42,566)								(2,904,521)
Issuance of shares										1,477											1,477
Net loss												(2,300,571)									(2,300,571)
Translation adjustment													150,626								150,626
Balance at end of period at Dec. 31, 2020	$ 159									1,636	21,053	(5,162,692)	108,060								(5,031,943)
Recapitalization		$ 35,977									3,597,617										3,597,617
Issuance of shares										5,054,059											5,054,059
Settlement of Bridge Loan										2,200,000											2,200,000
Net loss												(8,131,197)									(8,131,197)
Translation adjustment													110,042								110,042
Balance at end of period at Dec. 31, 2021										7,255,695	3,618,670	(13,293,889)	218,102								(2,201,422)
Issuance of shares								$ 278,481	$ 14,654,593										$ 278,481	$ 14,654,593
Net loss												(11,657,674)									(11,657,674)
Issuance of shares for Holigen Acquisition										16,131,000											16,131,000
Issuance of shares to ASDT										2,124,615											2,124,615
Fair value of RSU's issued			$ 1,090,832	$ 560,135	$ 431,757	$ 210,740	$ 138,000							$ 1,090,832	$ 560,135	$ 431,757	$ 210,740	$ 138,000			2,498,754
Issuance of shares upon conversion of note										6,559,000											6,559,000
Stock price														$ 0.97	$ 0.83	$ 0.71	$ 0.26	$ 0.23
Loss of control of Bophelo Bio										(156)	(3,597,617)	3,863,601	(290,216)								(24,388)
Translation adjustment													(1,395,508)								(1,395,508)
Balance at end of period at Dec. 31, 2022										$ 49,434,692	$ 21,053	$ (21,087,962)	$ (1,467,622)								$ 26,900,161